I
                              PROSPECTUS SUPPLEMENT

    ING LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B
                                       AND

                    ING INSURANCE COMPANY OF AMERICA AND ITS
                           VARIABLE ANNUITY ACCOUNT I
           SUPPLEMENT DATED JANUARY 26, 2005 TO YOUR CURRENT VARIABLE
                           ANNUITY PRODUCT PROSPECTUS

This supplement updates certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

Effective April 29, 2005, and pursuant to applicable regulatory approvals, ING Life Insurance and Annuity Company and ING Insurance Company of America, as applicable, (the "Company" or "Companies") and their Variable Annuity Account B and Variable Annuity Account I, respectively (the "Variable Account" or "Variable Accounts"), will replace certain funds in which sub-accounts of the Variable Account invest (the "Replaced Funds") with certain other funds (the "Substitute Funds"), as follows:


--------------------------------------------------------------- ------------------------------------------------------------
                        Replaced Funds                                               Substitute Fund
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Balanced Portfolio - Institutional Shares           ING Van Kampen Equity and Income Portfolio - Initial Class
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Flexible Income Portfolio - Institutional Shares    ING Oppenheimer Strategic Income Portfolio - Initial Class
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Growth Portfolio - Institutional Shares             ING American Century Select Portfolio - Initial Class
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio - Institutional Shares     ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
                                                                Initial Class
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Institutional Shares   ING Oppenheimer Global Portfolio - Initial Class
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Non-Service Shares      ING Oppenheimer Global Portfolio - Initial Class
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Non-Service Shares         ING Oppenheimer Strategic Income Portfolio - Initial Class
--------------------------------------------------------------- ------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o Effective April 29, 2005, the sub-accounts which invest in the Substitute Funds will be available through your variable annuity contract, and all references in your contract's prospectus to the name of a Replaced Fund will be replaced with the name of the corresponding Substitute Fund.

o After April 29, 2005, the effective date of the substitutions, the sub-accounts which invest in the Replaced Funds will no longer be available through your variable annuity contract.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

ILIAC/IICA - 134989              Page 1 of 3                        January 2005
033-34370; 033-59749;
333-09515; 333-56297

o You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately before the substitutions will equal your contract value immediately after the substitutions.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below and in each Substitute Fund's prospectus.

o The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below and in each Substitute Fund's prospectus.

o A prospectus for each of the Substitute Funds accompanies this supplement. Read these prospectuses carefully before deciding what to do with amounts allocated to sub-accounts which invest in the Replaced Funds.

SUBSTITUTE FUND FEES AND EXPENSES. The following table shows the investment advisory fees and other expenses charged annually by each of the Substitute Funds. The figures are a percentage of the average net assets of each fund as of December 31, 2003. See the prospectuses for the Substitute Funds for more information concerning these fees and expenses.

------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
                                                                                                   FEES AND
                                                                                   TOTAL GROSS     EXPENSES       TOTAL NET
                                       MANAGEMENT    DISTRIBUTION      OTHER       ANNUAL FUND     WAIVED OR     ANNUAL FUND
             FUND NAME                    FEES       (12B-1) FEES     EXPENSES      EXPENSES      REIMBURSED       EXPENSES
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING American Century Select Portfolio
- Initial Class 1, 2                      0.64%          0.00%         0.02%          0.66%          0.00%          0.66%
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Oppenheimer Global Portfolio -
Initial Class 2                           0.60%          0.00%         0.06%          0.66%          0.00%          0.66%
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Oppenheimer Strategic Income
Portfolio - Initial Class 3               0.50%          0.00%         0.04%          0.54%          0.00%          0.54%
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING T. Rowe Price Diversified Mid
Cap Growth Portfolio - Initial            0.64%          0.00%         0.02%          0.66%          0.00%          0.66%
Class 1, 2
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Van Kampen Equity and Income
Portfolio - Initial Class 1, 2            0.55%          0.00%         0.02%          0.57%          0.00%          0.57%
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------


1. Effective December 1, 2004 Management (advisory) Fees have been restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.

2. Effective December 1, 2004, the administrative fees (Other Expenses) have been restated to reflect a decrease as follows: from 0.20% to 0.02% for the ING American Century Select Portfolio, the ING T. Rowe Price Diversified Mid Cap Growth Portfolio and the ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

3. The fees and expenses shown in the table above are based on estimated expenses for the current fiscal year.

ILIAC/IICA - 134989              Page 2 of 3                        January 2005
033-34370; 033-59749;
333-09515; 333-56297

SUBSTITUTE FUND INVESTMENT ADVISERS/SUB-ADVISERS AND INVESTMENT OBJECTIVES. The following table lists the investment advisers and subadvisers and information regarding the investment objectives of the Substitute Funds. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

---------------------------------------- ---------------------------------------------- --------------------------------------
                                         INVESTMENT ADVISER/
               FUND NAME                 SUBADVISER                                     INVESTMENT OBJECTIVE
---------------------------------------- ---------------------------------------------- --------------------------------------
---------------------------------------- ---------------------------------------------- --------------------------------------
ING AMERICAN CENTURY SELECT PORTFOLIO    INVESTMENT ADVISER:                            Seeks long-term capital growth.
                                         -------------------
                                         ING Life Insurance and Annuity Company

                                         SUB-ADVISER:
                                         American Century Investment Management, Inc.

---------------------------------------- ---------------------------------------------- --------------------------------------
---------------------------------------- ---------------------------------------------- --------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO         INVESTMENT ADVISER:                            Seeks capital appreciation.
                                         ------------------
                                         ING Life Insurance and Annuity Company

                                         SUBADVISER:
                                         OppenheimerFunds, Inc.

---------------------------------------- ---------------------------------------------- --------------------------------------
---------------------------------------- ---------------------------------------------- --------------------------------------
ING OPPENHEIMER STRATEGIC INCOME         INVESTMENT ADVISER:                            Seeks a high level of current income
PORTFOLIO                                -------------------                            principally derived from interest on
                                         ING Life Insurance and Annuity Company         debt securities.
                                         SUB-ADVISER:
                                         -----------
                                         OppenheimerFunds, Inc.

---------------------------------------- ---------------------------------------------- --------------------------------------
---------------------------------------- ---------------------------------------------- --------------------------------------
ING T. ROWE PRICE DIVERSIFIED MID CAP    INVESTMENT ADVISER:                            Seeks long-term capital
GROWTH PORTFOLIO                         -------------------                            appreciation.
                                         ING Life Insurance and Annuity Company
                                                                               -
                                         SUBADVISER:
                                         ----------
                                         T. Rowe Price Associates, Inc.
---------------------------------------- ---------------------------------------------- --------------------------------------
---------------------------------------- ---------------------------------------------- --------------------------------------
ING VAN KAMPEN EQUITY AND INCOME         INVESTMENT ADVISER:                            Seeks total return, consisting of
PORTFOLIO                                -------------------                            long-term capital appreciation and
                                         ING Life Insurance and Annuity Company         current income.
                                         SUB-ADVISER:
                                         -----------
                                         Morgan Stanley Investment Management Inc.
                                         (doing business as Van Kampen)

---------------------------------------- ---------------------------------------------- --------------------------------------















ILIAC/IICA - 134989              Page 3 of 3                        January 2005
033-34370; 033-59749;
333-09515; 333-56297